United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-02835

                            Alliance Capital Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE CAPITAL RESERVES


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003

                                                      Alliance Capital Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 COMMERCIAL PAPER-44.9%
                 Alliance & Leicester Plc
 $ 85,000        8/12/03                               1.23%   $     84,878,025
                 Allied Irish Banks Plc
   88,000        7/15/03                               1.25          87,957,393
                 Amstel Funding Corp.
  164,000        9/16/03 (b)                           1.03         163,638,699
   18,000        10/28/03 (b)                          1.20          17,928,600
                 Asset Securitization
                 Corp.
   40,000        8/20/03 (b)                           1.05          39,941,667
                 AWB Finance, Ltd.
   15,000        7/23/03 (b)                           1.26          14,988,450
                 Bank of Ireland
   95,000        9/02/03 (b)                           1.21          94,798,837
                 Banque Generale Du
                 Luxembourg
   29,000        9/15/03                               1.04          28,936,329
                 Basf Aktiengesellschaft
   59,000        7/16/03                               1.23          58,969,763
                 Caisse Centrale Des
                 Jardin
   62,000        7/16/03                               1.25          61,967,708
                 CAISSE NATIONALE DES
                 Caisses D'Epargne
   72,000        9/26/03                               0.90          71,843,400
  106,000        8/07/03                               1.23         105,865,998
                 CBA (Finance)
                 Delaware, Inc.
   63,000        9/08/03                               1.19          62,856,308
                 Corporate Receivables
                 Corp.
   73,000        7/21/03 (b)                           0.95          72,961,472
   58,000        8/01/03 (b)                           0.98          57,951,055
                 CS First Boston Corp.
   96,000        7/21/03 (b)                           1.25          95,933,333
                 Danske Corp.
   60,000        12/02/03                              1.15          59,704,833
                 Delaware Funding
                 Corp.
   46,000        7/24/03 (b)                           0.98          45,971,199
   63,114        7/15/03 (b)                           1.15          63,085,774
                 Den Norske Bank
   81,000        9/12/03                               1.21          80,801,257
   26,000        8/06/03                               1.23          25,968,020
   39,000        8/08/03                               1.23          38,949,365
                 Depfa Bank Europe
   81,500        9/15/03                               1.03          81,322,783
   33,500        8/27/03                               1.19          33,436,880
   53,000        8/27/03                               1.20          52,899,300
                 Edison Asset
                 Securitization
   56,000        9/10/03 (b)                           1.09          55,879,615
   56,000        8/12/03 (b)                           1.12          55,926,827
   50,000        9/16/03 (b)                           1.25          49,866,319
   52,915        9/23/03 (b)                           1.25          52,760,665
                 Eksportfinans AS
   97,000        9/16/03                               0.93          96,807,051
                 Fortis Funding
   20,000        12/19/03 (b)                          0.90          19,914,500
                 General Electric
                 Capital Corp.
   47,000        8/04/03                               1.27          46,943,626
                 General Electric
                 Capital Services
   85,000        8/14/03                               1.23          84,872,217
                 Giro Balanced Funding
   39,000        7/21/03 (b)                           1.28          38,972,267
                 Goldman Sachs
                 Group, Inc.
   35,000        8/25/03 (b)                           1.20          34,935,833
   91,000        7/15/03 (b)                           1.27          90,955,056
   91,000        8/01/03 (b)                           1.27          90,900,482
                 Hbos Treasury
                 Services Plc
   63,000        9/23/03                               0.90          62,867,700
   50,000        9/15/03                               1.08          49,886,000
   25,000        9/22/03                               1.16          24,933,139
   64,000        8/29/03                               1.20          63,874,658
   53,000        7/30/03                               1.24          52,947,059
   96,000        9/15/03                               1.25          95,746,666
                 HSBC Bank Plc
   64,000        10/14/03                              1.02          63,809,600
   73,000        7/24/03                               1.23          72,942,634
   64,000        9/22/03                               1.25          63,815,556
                 ING (US) Funding
                 Llc
   64,000        7/21/03                               1.24          63,955,911
                 ING Insurance
                 Holdings, Inc.
   40,000        8/05/03                               1.23          39,952,167

                                                      Alliance Capital Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 International Lease
                 Finance
$  57,000        9/15/03                               1.01%   $     56,878,463
                 Johnson & Johnson
   32,000        10/14/03                              0.89          31,916,933
                 Jupiter Securitization
                 Corp.
   50,000        7/14/03 (b)                           1.26          49,977,250
                 Landesbank Schleswig-
                 Holstein Girozentrale
   64,000        11/17/03 (b)                          1.20          63,703,467
   64,000        11/03/03 (b)                          1.24          63,724,444
                 Merrill Lynch & Co.,
                 Inc.
  150,000        7/01/03                               1.30         150,000,000
                 Nationwide Building
   90,000        8/12/03                               1.05          89,889,750
   64,000        8/28/03                               1.19          63,877,298
                 Newport Funding Corp.
   64,000        7/14/03 (b)                           1.24          63,971,342
                 Nordea North America,
                 Inc.
   63,000        9/18/03                               0.90          62,875,575
   30,000        9/12/03                               1.01          29,938,558
                 Nordeutsche
                 Landesbank
   38,000        9/10/03 (b)                           1.00          37,925,056
   87,000        9/10/03 (b)                           1.03          86,823,269
                 Northern Rock Plc
   50,000        8/22/03                               1.22          49,911,889
   29,017        7/08/03                               1.25          29,009,975
                 Pfizer Corp.
  100,000        7/31/03 (b)                           1.00          99,916,667
                 Preferred Receivables
                 Funding
   30,000        7/29/03 (b)                           0.99          29,976,900
   44,000        7/22/03 (b)                           1.00          43,974,333
   74,000        7/14/03 (b)                           1.14          73,969,537
                 Rabobank Nederland
  150,000        7/01/03                               1.30         150,000,000
                 San Paolo IMI Corp.
   32,000        8/19/03                               1.03          31,955,138
   50,000        9/08/03                               1.05          49,899,375
                 Santander Finance
   31,250        8/21/03                               1.22          31,195,990
                 Societe Generale N.A.,
                 Inc.
   63,000        12/11/03                              1.10          62,686,225
   63,000        10/06/03                              1.14          62,806,485
                 Steamboat Funding
                 Corp.
   50,000        7/18/03 (b)                           1.09          49,974,264
                 Swedbank Forenings
   95,000        8/20/03                               1.01          94,866,736
                 Toronto Dominion
                 Holdings, Inc.
  115,000        9/16/03                               1.01         114,751,568
                 UBS Finance, Inc.
  250,000        7/01/03                               1.31         250,000,000
                 Westpac Trust
   33,000        11/10/03                              1.15          32,860,850
   67,000        7/15/03                               1.18          66,969,254
                 Windmill Funding Corp.
   33,000        7/11/03 (b)                           1.16          32,989,367
                 Yorktown Capital Llc
  105,000        7/02/03 (b)                           1.08         104,996,850
                                                               ----------------
                 Total Commercial Paper
                 (amortized cost
                 $5,291,234,804)                                  5,291,234,804
                                                               ----------------
                 U.S. GOVERNMENT
                 AGENCIES-26.7%
                 Federal Home
                 Loan Bank
  700,000        0.91%, 9/27/04 FRN                    0.95         699,651,341
  325,000        1.15%, 8/25/04 FRN                    1.19         324,868,303
  190,000        7/06/04                               1.23         190,000,000
                 Federal Home Loan
                 Mortgage Corp.
   50,000        5/20/04                               1.09          49,511,750
                 Federal National
                 Mortgage Association
  152,000        1.13%, 8/01/03 FRN                    1.21         151,990,464
  370,000        1.16%, 7/30/04 FRN                    1.25         369,858,805
  128,000        1.20%, 10/28/04 FRN                   1.24         127,932,153
   83,000        5/28/04                               1.09          82,169,493
  190,000        7/06/04                               1.11         190,000,000
  116,141        8/13/03                               1.23         115,970,369
  379,500        5/07/04                               1.38         379,500,000
  163,500        4/19/04                               1.40         163,500,000
                 Student Loan Marketing
                 Association FRN
  300,000        1.20%, 8/21/03                        1.21         299,995,934
                                                               ----------------
                 Total U.S. Government
                 Agencies
                 (amortized cost
                 $3,144,948,612)                                  3,144,948,612
                                                               ----------------

                                                      Alliance Capital Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 CERTIFICATES OF
                 DEPOSIT-20.3%
                 Bank of America NA
$  74,000        1.24%, 9/25/03                        1.24%   $     74,000,000
                 Bank of New York
   28,000        2.54%, 7/07/03                        1.25          28,005,883
                 Barclays Bank Plc
   35,000        1.24%, 10/01/03                       1.21          35,002,652
   65,000        1.26%, 8/19/03                        1.26          65,000,000
                 Bayerische Landesbank
                 FRN
  104,000        1.03%, 3/18/04                        1.04         104,010,170
                 Chase Manhattan Bank
   52,000        1.25%, 10/15/03                       1.25          52,000,000
                 Citibank NA
   42,000        1.07%, 9/12/03                        1.07          42,000,000
   42,000        1.07%, 9/15/03                        1.07          42,000,000
                 Dexia CLF Finance Co.
   65,000        1.05%, 9/30/03 (b)                    1.05          65,000,000
                 Fortis Bank
   41,400        1.20%, 10/14/03                       1.20          41,400,000
                 HSH Nordbank
   63,000        1.01%, 8/04/03                        1.01          63,000,000
                 Kredietbank
   66,000        1.24%, 7/09/03                        1.24          66,000,000
                 Landesbank Baden-
                 Wurttemberg
   79,000        1.25%, 9/17/03                        1.25          79,000,851
                 Landesbank Hessen
                 Thueringen
  177,000        1.18%, 9/03/03                        1.18         177,000,000
                 Lloyds Bank Plc
  115,000        1.00%, 9/15/03                        1.00         115,000,000
   64,000        1.19%, 9/04/03                        1.19          64,000,000
   33,000        1.26%, 8/21/03                        1.25          33,000,453
                 M & I Marshall &
                 Iisley Bank
   77,000        0.99%, 9/18/03                        0.99          77,000,000
                 Natexis Banque
   86,000        1.00%, 8/25/03                        1.00          86,000,000
   29,000        1.23%, 7/31/03                        1.23          29,000,000
   61,700        1.26%, 9/24/03                        1.26          61,700,000
                 Nordeutsche
                 Landesbank
   32,000        1.07%, 12/10/03                       1.07          32,000,000
   35,000        1.18%, 11/12/03                       1.18          35,000,000
   78,000        1.24%, 9/10/03                        1.10          78,021,401
                 Rabobank Nederland
   63,000        1.14%, 12/05/03                       1.13          63,002,693
   45,000        1.20%, 9/29/03                        1.18          45,001,959
                 Regions Bank
  113,000        1.17%, 9/29/03                        1.17         113,000,000
                 San Paolo IMI Corp.
   73,000        1.18%, 12/04/03                       1.18          73,000,000
                 Svenska
                 Handelsbanken
   53,000        1.19%, 10/06/03                       1.00          53,026,992
   48,000        1.20%, 10/14/03                       1.20          48,000,000
   68,000        1.25%, 10/15/03                       1.25          68,000,000
                 Toronto Dominion
                 Bank
   64,000        1.20%, 9/26/03                        1.20          64,000,000
                 Unicredito Italiano
                 SpA
   35,000        1.21%, 10/08/03                       1.21          35,000,000
                 Westdeutsche
                 Landesbank
  200,000        1.01%, 10/17/03                       1.01         200,000,000
                 Westpac Bank
   78,000        1.18%, 9/12/03                        1.10          78,012,572
                                                               ----------------
                 Total Certificates
                 of Deposit
                 (amortized cost
                 $2,384,185,626)                                  2,384,185,626
                                                               ----------------
                 CORPORATE
                 OBLIGATIONS-6.4%
                 Aid Housing Guaranty
                 Project FRN
    8,438        1.53%, 12/01/16                       1.53           8,437,500
                 Beta Finance, Inc. FRN
   64,000        1.09%, 2/05/04 (b)                    1.09          64,000,000
                 Canadian Imperial
                 Bank of Commerce
                 FRN
   64,000        1.06%, 11/28/03                       1.06          64,000,000
   60,000        1.23%, 10/30/03                       1.25          59,995,957
                 Centauri Corp. FRN
   50,000        1.06%, 5/12/04 (b)                    1.06          49,998,921
   64,000        1.09%, 1/30/04 (b)                    1.09          64,000,000
                 Dorada Finance,
                 Inc. FRN
   64,000        1.08%, 2/18/04 (b)                    1.08          64,000,000
                 K2 (USA) Llc FRN
   65,000        1.09%, 2/12/04 (b)                    1.09          65,000,000
   65,000        1.09%, 2/17/04 (b)                    1.09          65,000,000
   20,000        1.32%, 4/15/04 (b)                    1.32          20,000,000

                                                      Alliance Capital Reserves
_______________________________________________________________________________



 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 Metlife Funding
                 Agreement FRN
$ 100,000        1.37%, 7/01/03 (b)                    1.37%   $    100,000,000
                 Sigma Finance, Inc.
                 FRN MTN
   65,000        1.15%, 7/15/03 (b)                    1.16          64,999,751
   65,000        1.22%, 4/05/04 (b)                    1.23          64,995,018
                                                               ----------------
                 Total Corporate
                 Obligations
                 (amortized cost
                 $754,427,147)                                      754,427,147
                                                               ----------------
                 TIME DEPOSIT-1.7%
                 Abbey National NA
  200,000        1.33%, 7/01/03
                 (amortized cost
                 $200,000,000)                         1.33         200,000,000
                                                               ----------------
                 TOTAL INVESTMENTS-100.0%
                 (amortized cost
                 $11,774,796,189)                                11,774,796,189
                 Other assets less
                 liabilities-0.0%                                    (5,127,487)
                                                               ----------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 11,769,956,330 shares
                 outstanding)                                  $ 11,769,668,702
                                                               ================


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Security issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to $2,646,227,086 representing 22.5% of net assets.

Glossary of Terms:

FRN - Floating Rate Note

MTN - Medium Term Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003
                                                      Alliance Capital Reserves
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $ 197,152,147

EXPENSES
  Advisory fee (Note B)                             56,830,427
  Distribution assistance and administrative
    service (Note C)                                52,158,477
  Transfer agency (Note B)                          10,196,163
  Printing                                           1,210,983
  Custodian fees                                     1,025,210
  Audit and legal fees                                 134,220
  Registration fees                                     31,467
  Trustees' fees                                        20,000
  Miscellaneous                                        102,929
                                                  -------------
  Total expenses                                   121,709,876
  Less: expense offset arrangement (Note B)            (14,724)
                                                  -------------
  Net expenses                                                     121,695,152
                                                                  -------------
  Net investment income                                             75,456,995

REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                         181,742
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  75,638,737
                                                                 =============



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                Year Ended        Year Ended
                                               June 30, 2003     June 30, 2002
                                              ===============   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                       $    75,456,995   $   212,499,253
  Net realized gain on investment
     transactions                                      181,742           202,408
                                               ---------------   ---------------
  Net increase in net assets from
    operations                                     75,638,737       212,701,661

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (75,456,995)     (212,499,253)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                        (1,228,508,359)     (407,618,780)
                                               ---------------   ---------------
  Total decrease                               (1,228,326,617)     (407,416,372)

NET ASSETS
  Beginning of period                          12,997,995,319    13,405,411,691
                                               ---------------   ---------------
  End of period                               $11,769,668,702   $12,997,995,319
                                              ===============   ===============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
                                                      Alliance Capital Reserves
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2003.

                                                      Alliance Capital Reserves
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $4,023,218 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $14,724 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $31,044,681. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $21,113,796, of which $157,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $119,334, of which $106,987 expires in 2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $181,742 of capital loss carryforward and $130,102 expired during the current year. The dividends paid by the Portfolio for the years ended June 30, 2003 and 2002 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2003, capital paid-in aggregated $11,769,788,036. Transactions, all at $1.00 per share, were as follows:


                                                Year Ended        Year Ended
                                                  June 30,          June 30,
                                                    2003              2002
                                              ===============   ===============
Shares sold                                    15,942,210,681    18,135,061,379
Shares issued on reinvestments of dividends        75,456,995       212,499,253
Shares redeemed                               (17,246,176,035)  (18,755,179,412)
                                               ---------------   ---------------
Net decrease                                   (1,228,508,359)     (407,618,780)
                                              ===============   ===============

FINANCIAL HIGHLIGHTS
                                                      Alliance Capital Reserves
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .006         .016         .051         .049         .043

LESS: DIVIDENDS
Dividends from net investment income           (.006)       (.016)       (.051)       (.049)       (.043)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
   asset value (a)                               .60%        1.58%        5.18%        4.97%        4.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $11,770      $12,998      $13,405      $10,182      $10,278
Ratio to average net assets of:
   Expenses                                      .98%        1.00%        1.00%        1.00%         .99%
   Net investment income                         .61%        1.58%        4.99%        4.88%        4.29%



(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS
                                                      Alliance Capital Reserves
_______________________________________________________________________________


To the Board of Trustees and Shareholders of Alliance Capital Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Capital Reserves, a portfolio of Alliance Capital Reserves (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                                      Alliance Capital Reserves
_______________________________________________________________________________

Alliance Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
John J. Kelley, SENIOR VICE PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
John F. Chiodi, Jr., VICE PRESIDENT
Maria R. Cona, VICE PRESIDENT
Joseph C. Dona, VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                                                      Alliance Capital Reserves
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                IN FUND             OTHER
         NAME, AGE,                          PRINCIPAL                          COMPLEX         DIRECTORSHIPS
     ADDRESS OF TRUSTEE                    OCCUPATION(S)                       OVERSEEN BY         HELD BY
     (YEARS OF SERVICE)                 DURING PAST 5 YEARS                     TRUSTEE            TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas,      Director of ACMC,** with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.,        Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for
The Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn Company
4300 Ashley River Road,           with which he has been associated since prior
Charleston, South Carolina 29414  to 1998. He is also a Trustee Emeritus of the
(18)                              National Trust for Historic Preservation and
                                  formerly a Director of the Grand Teton Lodge
                                  Company and GRC, International and
                                  Chairman of The Board of Architectural
                                  Review of the City of Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive,               Consultant. He was formerly Senior Manager
Suite 100,                        of Barrett Associates, Inc., a registered
Greenwich, CT 06830 (19)          investment adviser, with which he had
                                  been associated since prior to 1998. He was
                                  formerly Deputy Comptroller of the State
                                  of New York and, prior thereto, Chief
                                  Investment Officer of the New York Bank
                                  for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane,               LLC (an investment firm). He was formerly
Southport, CT 06890 (14)          President of The Common Fund (investment
                                  management for educational institutions)
                                  with which he had been associated since
                                  prior to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South,
New York, NY 10022 (11)


                                                      Alliance Capital Reserves
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President of
                                                                  Alliance Cash Management Services with which she
                                                                  has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

John J. Kelley , 43               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he
                                                                  has been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has been
                                                                  associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

John F. Chiodi, Jr., 37           Vice President                  Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

Maria R. Cona, 48                 Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Joseph C. Dona, 42                Vice President                  Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.


                                                      Alliance Capital Reserves
_______________________________________________________________________________



     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been
                                                                  associated since prior to 1998.

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice President
                                  Financial Officer               of ABIRM** with which he has been associated
                                                                  since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCE CAPITAL RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|

Fund Code |3| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


ACRAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Capital Reserves

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003